Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, total		$ 578,029	$ 470,458
Less: current maturities		137,905	2,809
Long-term debt noncurrent		$ 440,124	467,649
Maximum | USD
Debt Instrument [Line Items]
Interest percentage spread		1.91%
Long-Term Bank Loans | USD
Debt Instrument [Line Items]
Long-term Debt, total	[1]	$ 568,550	458,550
Long-Term Bank Loans | NIS
Debt Instrument [Line Items]
Years of maturity		5 years
Long-term Debt, total	[1]	$ 8,256	10,636
Long-Term Bank Loans | Other
Debt Instrument [Line Items]
Years of maturity		10 years
Interest percentage spread		4.20%
Long-term Debt, total	[1]	$ 1,223	$ 1,272
Long-Term Bank Loans | Maximum | USD
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		2.60%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread		2.99%
Long-Term Bank Loans | Minimum | USD
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.10%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread		1.00%

[1]	For covenants see Note 21E.